Expense Example {- Templeton Developing Markets VIP Fund} - FTVIP Class 1-62 - Templeton Developing Markets VIP Fund - Class 1	May 01, 2021 USD ($)
Expense Example:
1 year	$ 121
3 years	378
5 years	654
10 years	$ 1,443